Mezzanine Equity and Stockholders' Equity (Deficit) - Common Stock (Details)	1 Months Ended	9 Months Ended
	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 Vote	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares
Votes per share of common stock | Vote							1
Conversion of preferred stock							4,939,946
Common stock reserved for future issuance	21,205,970	21,205,970	1,036,666				5,713,959
Common Stock, Shares Authorized	210,000,000	210,000,000		6,594,946			6,594,946
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.001			$ 0.001
Common stock, shares issued	14,535,136	14,535,136					786,510
Common stock, shares outstanding	14,535,136	14,535,136	13,387,636				779,908
Issuance of earn-out shares (in shares)		1,147,500
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.001
Common stock trigger price | $ / shares			24
Sponsor Earnout
Issuance of earn-out shares (in shares)	1,147,500
Adagio Medical Inc
Votes per share of common stock | Vote						1	1
Conversion of preferred stock					4,732,044		4,939,946	4,939,946
Common shares available for future grant under the 2012 and 2022 Plan					31,604		27,012	160,155
Common stock reserved for future issuance					5,506,057		5,713,959	5,719,628
Common Stock, Shares Authorized					6,594,946		6,594,946	6,594,946
Common stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued					786,782		786,510	762,762
Common stock, shares outstanding					780,180		779,908	756,160
Preferred stock, par value | $ / shares			$ 0.001		$ 0.001